Cover	Dec. 01, 2025	Nov. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 01, 2025
Entity Registrant Name	FATHOM HOLDINGS INC.
Entity Incorporation, State or Country Code	NC
Entity File Number	001-39412
Entity Tax Identification Number	82-1518164
Entity Address, Address Line One		2000 Regency Parkway Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27518
City Area Code	888
Local Phone Number	455-6040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	FTHM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001753162
Amendment Flag	false